Risk Management Section - NPV-at-Risk banking books per accounting category (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unfloored Parallel Downward [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	€ (1,958)
Unfloored Parallel Upward [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	€ (153)
Floored Parallel Downward [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		€ 926
Floored Plus Hundred Bps [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		€ (2,073)